Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations

U.S. Government Obligations — 90.1%
U.S. Treasury Bill
0.00%, 12/05/23(a)	$467,641	$467,366,865
0.00%, 12/14/23(a)	660,108	658,855,746
0.00%, 01/02/24(a)	368,225	366,875,401
0.00%, 01/11/24(a)	384,111	381,803,101
0.00%, 01/23/24(a)	99,433	98,661,721
0.00%, 01/30/24(a)(b)	794,065	787,083,148
0.00%, 02/01/24(a)	806,246	798,944,337
0.00%, 02/13/24(a)(b)	231,445	228,946,746
0.00%, 02/29/24(a)	982,099	969,227,661
0.00%, 03/05/24(a)	455,900	449,595,715
0.00%, 03/26/24(a)	198,856	195,489,819
0.00%, 04/02/24(a)	400,000	393,074,860
0.00%, 05/23/24(a)	297,734	290,285,423
0.00%, 05/30/24(a)	199,760	194,563,526
0.00%, 07/11/24(a)(b)	392,045	379,993,160
0.00%, 09/05/24(a)	589,244	566,595,077
0.00%, 10/03/24(a)(b)	695,531	666,666,525
0.00%, 10/31/24(a)(b)	912,626	871,200,301
0.00%, 11/29/24(a)	189,771	180,412,265
4.89%, 03/21/24(c)	644,909	634,506,621
5.05%, 12/28/23(c)	481,734	479,824,257
5.31%, 01/25/24(c)	1,322,349	1,311,674,919
5.41%, 02/22/24(c)	757,852	748,681,848
5.43%, 01/02/24(c)	725,646	722,236,864
5.45%, 02/15/24(c)	837,810	828,534,296
5.47%, 12/07/23(c)	196,427	196,254,562
5.47%, 12/12/23(b)(c)	462,383	461,637,896
5.47%, 03/12/24(c)	676,367	666,306,336
5.48%, 01/04/24(c)	1,100,457	1,094,977,382
5.50%, 01/18/24(c)	508,122	504,559,036
5.50%, 05/16/24(c)	687,031	670,575,339
5.56%, 04/11/24(c)	186,159	182,602,805
5.56%, 04/25/24(c)	92,050	90,120,590
U.S. Treasury Note/Bond
0.13%, 02/15/24	168,092	166,306,418
0.75%, 12/31/23	4,400	4,383,411
1.50%, 02/29/24	188,962	187,153,674
2.13%, 02/29/24	215,889	214,151,373
		18,110,129,024

Total U.S. Government Obligations — 90.1%
(Cost: $18,107,887,308)		18,110,129,024
	Par
Security	(000)	Value

U.S. Treasury Obligations
U.S. Treasury Bill
4.92%, 04/18/24 (c)	$641,566	$628,721,092
0.00%, 06/13/24 (a)(b)	202,475	196,996,165
0.00%, 03/07/24 (a)(b)	343,737	338,892,855
0.00%, 03/14/24 (a)(b)	491,171	483,764,141
0.00%, 04/04/24 (a)	496,806	487,784,044
0.00%, 02/06/24 (a)	279,789	277,052,761

Total U.S. Treasury Obligations — 12.0%
(Cost: $2,414,769,964)		2,413,211,058
Total Long-Term Investments — 102.1%
(Cost: $20,522,657,272)		20,523,340,082

	Shares

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)(f)	1,980,995,000	1,980,995,000

Total Short-Term Securities — 9.8%
(Cost: $1,980,995,000)		1,980,995,000

Total Investments — 111.9%
(Cost: $22,503,652,272)		22,504,335,082

Liabilities in Excess of Other Assets — (11.9)%		(2,399,882,181)

Net Assets — 100.0%		$20,104,452,901

(a)	Zero-coupon bond.
(b)	All or a portion of this security is on loan.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,407,803,970	$—	$(2,426,808,970	)(a)	$—	$—	$1,980,995,000	1,980,995,000	$37,850,866	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$18,110,129,024	$—	$18,110,129,024
U.S. Treasury Obligations	—	2,413,211,058	—	2,413,211,058
Short-Term Securities
Money Market Funds	1,980,995,000	—	—	1,980,995,000
	$1,980,995,000	$20,523,340,082	$—	$22,504,335,082

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